Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 137	$ 152
Net amount generated/arising in current year, actuarial (gains)/losses	25	3
Amortization, actuarial (gains)/losses	(14)	(11)
Foreign currency translation, actuarial (gains)/losses before tax	(9)	(7)
Other comprehensive loss, actuarial (gains)/losses, ending balance	139	137
Other comprehensive loss, prior service cost, beginning balance	3	7
Net amount generated/arising in current year, prior service cost		(2)
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustment, prior service cost		(1)
Other comprehensive loss, prior service cost, ending balance	2	3
Other comprehensive loss, Total, beginning balance	140	159
Net amount generated/arising in current year, Total	25	1
Amortization, Total	(15)	(12)
Foreign currency translation adjustment, Total	(9)	(8)
Other comprehensive loss, Total, ending balance	$ 141	$ 140